Rule 497 (e)
                                                        Registration No. 2-94935

CORTLAND                                  600 FIFTH AVENUE, NEW YORK, NY 10020
TRUST, INC.                               (212) 830-5280
================================================================================

                 SUPPLEMENT DATED MAY 7, 2001 TO THE PROSPECTUS
                               Dated JULY 28, 2000

          Cortland Trust, Inc. consisting of the following portfolios:
                       Cortland General Money Market Fund
                          U.S. Government Fund, and the
                           Municipal Money Market Fund
                            (individually the "Fund")

Effective April 30, 2001, the "Shareholder Information" section is amended as follows:

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money between banks, an investor should first obtain a new account number by telephoning the Fund at either (212) 830-5280 (within New York State) or at
(800) 433-1918 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

    Bank of New York
    ABA# 021000018
    Reich & Tang Services, Inc.
    DDA# 8900403527

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire funds should instruct his bank to wire before 12 noon, New York City time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

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 Live Oak Shares                            600 FIFTH AVENUE, NEW YORK, NY 10020
                                           (212) 830-5280
================================================================================

                 SUPPLEMENT DATED MAY 7, 2001 TO THE PROSPECTUS
                               Dated JULY 28, 2000

          Cortland Trust, Inc. consisting of the following portfolios:
                       Cortland General Money Market Fund
                          U.S. Government Fund, and the
                           Municipal Money Market Fund
                            (individually the "Fund")

Effective April 30, 2001, the "Shareholder Information" section is amended as follows:

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money between banks, an investor should first obtain a new account number by telephoning the Fund at either (212) 830-5280 (within New York State) or at
(800) 433-1918 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

    Bank of New York
    ABA# 021000018
    Reich & Tang Services, Inc.
    DDA# 8900403527

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire funds should instruct his bank to wire before 12 noon, New York City time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.